Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Consolidated Balance Sheets
Preferred stock, par or stated value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares issued (in shares)	5,459,441	5,457,646
Common stock, shares outstanding (in shares)	5,459,441	5,457,646
Common Stock Held In Trust	150,288	158,580